Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Contingency [Line Items]
Increase in the valuation allowance	$ 4,199,154
Unrecognized tax benefit offset by change in valuation allowance	691,697
Unrecognized tax benefits impacting effective tax rate	0	$ 0
U.S. Federal Jurisdiction [Member]
Income Tax Contingency [Line Items]
Operating loss carryforwards	67,263,865
U.S. Federal Jurisdiction [Member] | Research Tax Credit Carryforward [Member]
Income Tax Contingency [Line Items]
Tax credit carryforwards	1,328,082
State Tax Jurisdiction [Member]
Income Tax Contingency [Line Items]
Operating loss carryforwards	56,650,176
State Tax Jurisdiction [Member] | Research Tax Credit Carryforward [Member]
Income Tax Contingency [Line Items]
Tax credit carryforwards	$ 977,574